Intangible Assets - Classification of Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 54,348	$ 24,480
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization expense	48,681	21,518
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense	5,070	2,195
Research and development
Finite-Lived Intangible Assets [Line Items]
Amortization expense	83	243
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 514	$ 524